Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (30,521)	$ (4,240)	¥ (27,368)
Provided	(15,356)	(2,134)	(3,383)
Written off	10,681	1,484	230
Balance at the end of the year	¥ (35,196)	$ (4,890)	¥ (30,521)